Cash, cash equivalents and short-term investments: (Tables)	12 Months Ended
Dec. 31, 2022
Cash, cash equivalents and short-term investments:
Schedule of Cash, cash equivalents and short-term investments

	December 31,	December 31,
	2022	2021

Cash balances with banks	$12,906	$31,841
Short-term investments with initial maturities of three months or less or that can be withdrawn on demand:
Savings accounts and term deposits, yielding interest at 2.56% to 4.25% as at December 31, 2022 (December 31, 2021 – 0.15% to 0.73%)	74,344	118,237
Cash and cash equivalents	87,250	150,078

Short-term investments with initial maturities greater than three months:
Term deposits, yielding interest at 3.60% to 4.21%	54,875	—
Term deposits issued of CAD $30,478, yielding interest at 4.20% to 5.65% as at December 31, 2022 (December 31, 2021 – (CAD $34,007), 0.45% to 1.10%)	22,486	26,906
Bearer deposit notes, yielding interest at 0.40% to 5.20% as at December 31, 2022 (December 31, 2021 – 0.40%)	146,108	37,003
Bearer deposit notes issued of CAD $44,008, yielding interest at 0.80% to 0.85%)	—	34,819
T-Bill, yielding interest at 3.13%	26,338	—
Short-term investments	249,807	98,728
Cash, cash equivalents and short-term investments	$337,057	$248,806